Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information were to become known to the Committee before the grant of an equity award, the Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

Award Timing Method	We do not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information were to become known to the Committee before the grant of an equity award, the Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

MNPI Disclosure Timed for Compensation Value	false